UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1.                   Schedule of Investments (filed herewith).

Statement of Investments

as of September 30, 2006 (unaudited)

Pacific Advisors Government Securities Fund

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
INFORMATION TECHNOLOGY			2.54
SYSTEMS: SOFTWARE
4,000	MICROSOFT	109,320
		109,320	2.54
TELECOMMUNICATION SERVICES			1.63
INTG TELECOMM SRVCS
5,000	CITIZENS COMMUNICATIONS CO.	70,200
		70,200	1.63
UTILITIES			3.05
ELECTRIC UTILITIES
4,000	PPL CORPORATION	131,600
		131,600	3.05
TOTAL COMMON STOCK	(Cost: $262,790)	311,120	7.22

US GOVT SECURITIES
US GOVERNMENT AGENCY			83.78
70,000	FED HOME LN MTG CORP 4.30% 05/05/09	68,728
50,000	FED HOME LN MTG CORP 4.75% 12/15/07	49,277
25,000	FED HOME LN MTG CORP 5.00% 01/17/12	24,661
500,000	FED HOME LN MTG CORP 5.00% 12/23/11	493,304
50,000	FED HOME LN MTG CORP 5.25% 02/18/14	49,261
100,000	FED HOME LN MTG CORP 5.25% 04/25/12	99,081
100,000	FED HOME LN MTG CORP 5.33% 09/03/13	98,916
65,000	FED HOME LN MTG CORP 5.35% 01/27/15	64,126
45,000	FED HOME LN MTG CORP 5.35% 02/05/15	44,377
100,000	FED HOME LN MTG CORP 5.45% 08/09/13	99,233
50,000	FED HOME LN MTG CORP 5.50% 12/30/14	49,481
150,000	FED HOME LN MTG CORP 6.125% 12/01/15	149,969
15,000	FED HOME LN MTG CORP 6.25% 03/05/12	15,057
37,500	FED HOME LOAN BANK 4.55% 05/26/09	36,979
100,000	FED HOME LOAN BANK 5.23% 09/01/11	99,111
44,912	FED HOME LOAN BANK 5.24% 12/17/12	44,364
100,000	FED HOME LOAN BANK 5.30% 12/03/13	98,642
115,000	FED HOME LOAN BANK 5.35% 05/09/12	113,897
550,909	FED HOME LOAN BANK 5.35% 12/24/12	545,552
100,000	FED HOME LOAN BANK 6.00% 09/28/12	100,007
50,000	FED NATL MTG ASSOC. 5.25% 01/28/13	49,411
535,000	FED NATL MTG ASSOC. 5.25% 01/28/13	528,930
200,000	FED NATL MTG ASSOC. 5.25% 12/26/12	197,809
48,000	FED NATL MTG ASSOC. 5.375% 08/23/12	47,600
30,000	FED NATL MTG ASSOC. 5.625% 02/28/12	29,972
112,000	FED NATL MTG ASSOC. 5.75% 11/07/17	109,478
100,000	FED NATL MTG ASSOC. 6.125% 03/21/16	99,991
100,000	FED NATL MTG ASSOC. 6.15% 08/01/11	100,216
100,000	FED NATL MTG ASSOC. 6.25% 09/06/16	99,797
		3,607,227	83.78
TOTAL US GOVT SECURITIES	(Cost: $3,642,257)	3,607,227	83.78

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
PREFERRED STOCK
FINANCIALS			4.82
DIVERSIFIED BANKS
4,000	BARCLAYS BK 6.625 % PFD	103,640
		103,640	2.41
LIFE/HEALTH INSUR
4,000	METLIFE INC. 6.50% PFD	103,640
		103,640	2.41
TOTAL PREFERRED STOCK	(Cost: $200,000)	207,280	4.82

SHORT TERM INVESTMENTS
MONEY MARKET			3.45
148,600	UMB MONEY MARKET FIDUCIARY	148,600
		148,600	3.45
TOTAL SHORT TERM INVESTMENTS	(Cost: $148,600)	148,600	3.45

TOTAL INVESTMENTS	(Cost: $4,253,647)	4,274,227	99.27

OTHER ASSETS LESS LIABILITIES		31,353	0.73

TOTAL NET ASSETS		4,305,580	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of September 30, 2006 (unaudited)

Pacific Advisors Income and Equity Fund

Quantity or				% of
Principal	Description		Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY				0.79
DISTRIBUTORS
1,000	GENUINE PARTS CO.		43,130
			43,130	0.43
HOME IMPROVEMENT
1,000	HOME DEPOT, INC.		36,270
			36,270	0.36
CONSUMER STAPLES				1.23
HOUSEHOLD PRODUCTS
2,000	PROCTER & GAMBLE CO.		123,960
			123,960	1.23
ENERGY				4.47
INTEGRATED OIL & GAS
1,000	BRITISH PETROLEUM		65,580
1,000	CONOCOPHILLIPS		59,530
1,000	MARATHON OIL CORP.		76,900
1,000	OCCIDENTAL PETROLEUM		48,110
			250,120	2.48
OIL & GAS DRILLING
1,000	ENCANA		46,690
1,000	ULTRA PETROLEUM	*	48,110
			94,800	0.94
OIL & GAS EXPLR/PROD
1,000	APACHE CORP.		63,200
1,000	XTO ENERGY INC.		42,130
			105,330	1.05
FINANCIALS				12.23
DIVERSIFIED BANKS
4,000	BANK OF AMERICA		214,280
2,000	WACHOVIA CORP.		111,600
			325,880	3.23
MULTI LINE INSURANCE
2,000	AMERICAN INT’L GROUP INC.		132,520
			132,520	1.32
PROPERTY & CAS INSUR
1,000	CHUBB CORP.		51,960
			51,960	0.52
REAL ESTATE INV TRST
12,500	HOSPITALITY PROPERTIES		590,000
			590,000	5.86
REGIONAL BANKS
1,000	WILMINGTON TRUST CO.		44,550
			44,550	0.44
THRIFTS&MTG FINANCE
2,000	WASHINGTON MUTUAL		86,940
			86,940	0.86
HEALTH CARE				3.34
PHARMACEUTICALS
3,000	JOHNSON & JOHNSON		194,820
5,000	PFIZER INC.		141,800
			336,620	3.34

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
INDUSTRIALS			4.52
AEROSPACE & DEFENSE
2,000	HONEYWELL INTERNATIONAL INC.	81,800
		81,800	0.81
INDUSTRIAL CONGLOMER
9,000	GENERAL ELECTRIC	317,700
2,000	TYCO INTERNATIONAL LTD.	55,980
		373,680	3.71
INFORMATION TECHNOLOGY			2.12
SYSTEMS: SOFTWARE
1,000	ALTRIA GROUP	76,550
5,000	MICROSOFT	136,650
		213,200	2.12
MATERIALS			1.20
DIVERSIFIED CHEMICAL
1,000	E.I. DUPONT DE NEMOURS & CO.	42,840
		42,840	0.42
SPECIALTY CHEMICALS
2,000	INT. FLAVORS AND FRAGRANCES	79,080
		79,080	0.78
TELECOMMUNICATION SERVICES			1.72
INTG TELECOMM SRVCS
1,000	AT&T, INC.	32,560
10,000	CITIZENS COMMUNICATIONS CO.	140,400
		172,960	1.72
UTILITIES			1.67
MULTI UTILITIES/POWR
1,000	DOMINION RESOURCES	76,490
1,000	DUKE ENERGY CORP.	30,200
1,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	61,190
		167,880	1.67
TOTAL COMMON STOCK	(Cost: $3,001,364)	3,353,520	33.29

CORPORATE BONDS
CONSUMER DISCRETIONARY			9.60
BROADCAST & CABLE TV
419,000	LIBERTY MEDIA CORP. 7.75% 07/15/09	436,573
		436,573	4.33
GENL MERCHANDISE STR
281,000	DAYTON HUDSON CO. 8.60% 01/15/12	324,728
		324,728	3.22
HOTELS, RESORTS
203,000	MARRIOTT CORP. 9.375% 06/15/07	206,375
		206,375	2.05
CONSUMER STAPLES			4.92
BREWERS
165,000	ANHEUSER-BUSCH 7.125% 07/01/17	171,840
		171,840	1.71
PACKAGED FOODS/MEATS
323,000	GERBER PRODUCTS 9.00% 10/15/06	323,237
		323,237	3.21

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
ENERGY			7.40
INTEGRATED OIL & GAS
143,000	ATLANTIC RICHFIELD 8.50% 04/01/12	165,885
343,000	OCCIDENTAL PETROLEUM 10.125% 09/15/09	388,424
170,000	TEXACO CAPITAL 8.625% 06/30/10	191,249
		745,558	7.40
FINANCIALS			8.51
CONSUMER FINANCE
200,000	GMAC 6.125% 08/28/07	199,715
100,000	HOUSEHOLD FINANCE FLOAT 09/10/09	94,618
		294,333	2.92
DIVERSIFIED FINANCL
371,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	422,153
50,000	GENERAL ELECTRIC CAP 8.875% 05/15/09	54,429
50,000	GENERAL ELECTRIC CAP 10/01/53	49,766
		526,348	5.23
LIFE/HEALTH INSUR
35,000	TRANSAMERICA CORP. 9.375% 03/01/08	36,548
		36,548	0.36
TELECOMMUNICATION SERVICES			6.50
INTG TELECOMM SRVCS
85,000	BELLSOUTH CAP 6.04% 11/15/26	85,026
414,083	BELLSOUTH TELECOMMUN 6.30% 12/15/15	420,224
100,000	GTE CALIFORNIA INC. 5.50% 01/15/09	99,951
50,000	WISCONSIN BELL 6.35% 12/01/26	50,045
		655,246	6.50
UTILITIES			6.72
ELECTRIC UTILITIES
255,000	COMMMONWEALTH EDISON 8.00% 05/15/08	265,217
		265,217	2.63
GAS UTILITIES
150,000	PIEDMONT NATURAL GAS 7.80% 09/29/10	162,586
		162,586	1.62
MULTI UTILITIES/POWR
119,000	POTOMAC ELEC. POWER 5.875% 10/15/08	120,101
128,000	PUB SVC ELEC & GAS 6.25% 01/01/07	128,289
		248,390	2.47
TOTAL CORPORATE BOND	(Cost: $4,504,073)	4,396,979	43.65

CONVERTIBLE CORPORATE BONDS
FINANCIALS			1.03
FINANCIAL SERVICES
100,000	HSBC USA INC. 18.00% 11/30/06	103,321
		103,321	1.03
TOTAL CONVERTIBLE CORPORATE BONDS	(Cost: $100,000)	103,321	1.03

US GOVT SECURITIES
US GOVERNMENT AGENCY			13.62
100,000	FED HOME LN MTG ASSOC. 5.80% 10/20/15	99,484
100,000	FED HOME LN MTG CORP. 5.00% 12/23/11	98,661
100,000	FED HOME LN MTG CORP. 5.05% 12/08/08	99,852
33,000	FED HOME LN MTG CORP. 5.125% 03/10/14	32,205

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
50,000	FED HOME LN MTG CORP. 6.125% 12/01/15	49,990
100,000	FED HOME LOAN BANK 4.40% 10/27/06	99,921
100,000	FED HOME LOAN BANK 5.25% 06/15/09	99,630
100,000	FED HOME LOAN BANK 5.25% 10/27/10	99,250
50,000	FED HOME LOAN BANK 5.375% 09/07/12	49,576
100,000	FED HOME LOAN BANK 5.50% 09/07/10	99,774
100,000	FED NATL MTG ASSOC. 5.50% 11/17/14	98,937
45,000	FED NATL MTG ASSOC. 6.00% 04/27/11	45,017
100,000	FED NATL MTG ASSOC. 6.125% 08/28/14	100,124
200,000	FED NATL MTG ASSOC. 6.25% 09/06/16	199,594
100,000	FED NATL MTG ASSOC. 6.50% 09/20/21	99,847
		1,371,862	13.62
TOTAL US GOVT SECURITIES	(Cost: $1,377,609)	1,371,862	13.62

PREFERRED STOCK
FINANCIALS			4.13
DIVERSIFIED BANKS
2,000	BAC TRUST VIII 6.00% PFD	47,940
2,000	BARCLAYS BK 6.625% PFD	51,820
5,000	HSBC HOLDINGS PLC 6.20% PFD A	125,150
		224,910	2.23
LIFE/HEALTH INSUR
3,000	METLIFE INC. 6.50% PFD	77,730
2,500	PHOENIX COMPANIES INC. 7.45% PFD	62,575
		140,305	1.39
INVESTMENT BANK/BRKG
2,000	MERRILL LYNCH 6.375% PFD	51,780
		51,780	0.51
UTILITIES			0.50
ELECTRIC UTILITIES
2,000	FPL GROUP CAPTL 6.60% PFD A	50,000
		50,000	0.50
TOTAL PREFERRED STOCK	(Cost: $462,560)	466,995	4.63

SHORT TERM INVESTMENTS
MONEY MARKET			2.38
239,365	UMB MONEY MARKET FIDUCIARY	239,365
		239,365	2.38
TOTAL SHORT TERM INVESTMENTS	(Cost: $239,365)	239,365	2.38

TOTAL INVESTMENTS	(Cost: $9,684,971)	9,932,042	98.60

OTHER ASSETS LESS LIABILITIES		141,390	1.40

TOTAL NET ASSETS		10,073,432	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of September 30, 2006 (unaudited)

Pacific Advisors Balanced Fund

Quantity or				% of
Principal	Description		Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY				4.91
ADVERTISING
30,000	INTERPUBLIC GROUP	*	297,000
			297,000	0.72
BROADCAST & CABLE TV
7,200	LIBERTY GLOBAL	*	185,328
3,088	LIBERTY GLOBAL C	*	77,385
			262,713	0.63
MOVIES/ENTERTAINMENT
10,000	CBS CORP.		281,700
10,000	DISNEY		309,100
2,250	LIBERTY CAPITAL SERIES-A	*	188,033
11,250	LIBERTY INTERACTIVE SERIES-A	*	229,275
18,000	TIME WARNER		328,140
3,750	VIACOM INC.	*	139,875
			1,476,123	3.56
CONSUMER STAPLES				2.22
SOFT DRINKS
9,000	CADBURY SCHWEPPES		384,930
12,000	COCA-COLA		536,160
			921,090	2.22
ENERGY				12.27
INTEGRATED OIL & GAS
12,000	BRITISH PETROLEUM		786,960
8,000	CONOCOPHILLIPS		476,240
			1,263,200	3.04
OIL & GAS EQUIP/SERV
12,000	COOPER CAMERON	*	579,720
5,000	GRANT PRIDECO	*	190,150
			769,870	1.85
OIL & GAS EXPLR/PROD
20,000	DEVON ENERGY CORP.		1,263,000
15,000	SUNCOR ENERGY INC.		1,080,750
			2,343,750	5.65
OIL&GAS REF/MKT/TRAN
30,000	WILLIAMS COMPANIES INC.		716,100
			716,100	1.73
FINANCIALS				9.98
DIVERSIFIED BANKS
35,000	BANCO LATINAMERICANO DE EXPORTACIONES		546,700
			546,700	1.32
LIFE/HEALTH INSUR
7,500	METLIFE, INC.		425,100
			425,100	1.02
MULTI LINE INSURANCE
5	BERKSHIRE HATHAWAY INC. - CL A	*	479,000
1,000	WHITE MOUNTAIN INSUR		496,960
			975,960	2.35
PROPERTY & CAS INSUR
8,000	CHUBB CORP.		415,680
			415,680	1.00

Quantity or				% of
Principal	Description		Current $ Value **	Net Assets
REAL ESTATE INV TRST
7,158	PROLOGIS		408,435
			408,435	0.98
SPECIALIZED FINANCE
10,000	MOODYS CORPORATION		653,800
			653,800	1.57
THRIFTS&MTG FINANCE
6,000	FED HOME LN MTG ASSOC.		397,980
7,500	WASHINGTON MUTUAL		326,025
			724,005	1.74
HEALTH CARE				8.95
HEALTH CARE EQUIP
12,000	PERKIN ELMER		227,160
			227,160	0.55
HEALTH CARE SUPPLIES
16,000	CAMBREX CORP.		331,360
20,000	INVERNESS MEDICAL INNOVATIONS INC.	*	695,200
			1,026,560	2.47
PHARMACEUTICALS
15,000	BRISTOL-MYERS SQUIBB CO.		373,800
7,500	JOHNSON & JOHNSON		487,050
15,000	MYLAN LABORATORIES INC.		301,950
10,000	PAR PHARMACEUTICAL INC.	*	182,400
25,000	PFIZER INC.		709,000
8,000	WYETH		406,720
			2,460,920	5.93
INDUSTRIALS				9.68
AEROSPACE & DEFENSE
7,500	BOEING COMPANY		591,375
15,000	CUBIC CORP.		293,700
			885,075	2.13
AIR FREIGHT/SHIPPING
5,000	UNITED PARCEL SERV.		359,700
			359,700	0.87
COMMERCIAL PRINTING
5,000	R H DONNELLEY CORP.	*	264,500
			264,500	0.64
DIVERSIFIED COML SRV
15,000	GATX CORPORATION		620,550
16,000	H & R BLOCK		347,840
			968,390	2.33
INDUSTRIAL CONGLOMER
15,000	GENERAL ELECTRIC		529,500
15,000	TYCO INTERNATIONAL LTD.		419,850
			949,350	2.29
INDUSTRIAL
15,000	FARO TECHNOLOGIES	*	286,500
8,000	INGERSOLL-RAND		303,840
			590,340	1.42
INFORMATION TECHNOLOGY				4.94
COMMUNICATIONS EQUIP
30,000	NOKIA CORP - ADR A		590,700
			590,700	1.42

Quantity or				% of
Principal	Description		Current $ Value **	Net Assets
COMPUTER STORAGE/PER
10,000	SANDISK CORP.	*	535,400
			535,400	1.29
DATA PROCESSING SRV
8,000	AUTOMATIC DATA PROCESSING		378,720
			378,720	0.91
SYSTEMS: SOFTWARE
20,000	MICROSOFT		546,600
			546,600	1.32
MATERIALS				5.23
DIVERSIFD METAL/MNG
4,000	RIO TINTO PLC		758,520
			758,520	1.83
FOREST PRODUCTS
16,024	RAYONIER INC.		605,707
			605,707	1.46
SPECIALTY CHEMICALS
10,000	CABOT MICRO ELECTRONICS INC.	*	288,200
			288,200	0.70
STEEL
16,000	RELIANCE STEEL		514,240
			514,240	1.24
UTILITIES				2.32
ELECTRIC UTILITIES
10,000	ALLETE INC.		434,500
			434,500	1.05
MULTI UTILITIES/POWR
17,500	DUKE ENERGY CORP.		528,500
			528,500	1.27
TOTAL COMMON STOCK	(Cost: $16,307,457)		25,112,608	60.50

CORPORATE BONDS
CONSUMER DISCRETIONARY				1.28
AUTO PARTS & EQUIP
100,000	BORG WARNER 8.00% 10/01/19		115,122
130,000	DANA CORP. 6.50% 03/01/09	*	91,000
			206,122	0.50
GENL MERCHANDISE STR
178,000	DAYTON HUDSON CO. 8.60% 01/15/12		205,699
			205,699	0.50
HOME FURNISHINGS
110,000	WHIRLPOOL CORP. 9.10% 02/01/08		115,153
			115,153	0.28
CONSUMER STAPLES				4.05
DISTILLERS & VINTNER
310,000	SEAGRAMS & SONS 7.00% 04/15/08		311,130
			311,130	0.75
FOOD : RETAIL
371,000	SAFEWAY INC. 9.30% 02/01/07		374,448
200,000	SAFEWAY INC. 7.00% 09/15/07		203,074
			577,522	1.39
PACKAGED FOODS/MEATS
794,000	GERBER PRODUCTS 9.00% 10/15/06		794,582
			794,582	1.91

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
ENERGY			5.64
INTEGRATED OIL & GAS
501,000	ATLANTIC RICHFIELD 9.125% 03/01/11	579,677
858,000	OCCIDENTAL PETROLEUM 10.125% 09/15/09	971,626
245,000	PHILLIPS PETE 7.125% 03/15/28	254,118
		1,805,421	4.35
OIL & GAS EXPLR/PROD
190,000	DEVON ENERGY CORP. 10.125% 11/15/09	214,175
75,000	HUSKY OIL LTD. 7.125% 11/15/06	75,136
		289,311	0.70
OIL&GAS REF/MKT/TRAN
253,000	KINDER MORGAN 6.50% 09/01/13	245,453
		245,453	0.59
FINANCIALS			6.36
CONSUMER FINANCE
209,000	GMAC 8.875% 06/01/10	217,977
625,000	JOHN DEERE CAPITAL 3.63% 05/25/07	618,064
		836,041	2.01
DIVERSIFIED FINANCL
311,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	353,881
		353,881	0.85
FINANCIAL SERVICES,DIVERSIFIED
505,000	NATIONAL RURAL UTIL 5.70% 01/15/10	512,800
		512,800	1.24
LIFE/HEALTH INSUR
325,000	TRANSAMERICA CORP. 9.375% 03/01/08	339,374
		339,374	0.82
PROPERTY & CAS INSUR
435,000	OLD REPUBLIC INTL 7.00% 06/15/07	437,770
		437,770	1.05
SPECIALIZED FINANCE
155,000	BENEFICIAL CORP. 8.40% 05/15/08	162,498
		162,498	0.39
HEALTH CARE			1.16
HEALTH CARE EQUIP
380,000	MALLINCKRODT 6.50% 11/15/07	383,116
		383,116	0.92
MANAGED HEALTH CARE
100,000	CIGNA CORP. 7.40% 05/15/07	101,084
		101,084	0.24
INDUSTRIALS			1.03
AEROSPACE & DEFENSE
300,000	LOCKHEED MARTIN 8.20% 12/01/09	326,252
		326,252	0.79
CONSTRUCTION & MACH
100,000	CATERPILLAR INC. 5.25% 03/15/07	99,501
		99,501	0.24
INFORMATION TECHNOLOGY			0.26
COMPUTER HARDWARE
100,000	DIGITAL EQUIPMENT 7.75% 04/01/23	109,962
		109,962	0.26

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
TELECOMMUNICATION SERVICES			3.71
INTG TELECOMM SRVCS
469,838	BELLSOUTH TELECOMMUN 6.30% 12/15/15	476,805
400,000	GTE SOUTH INC. 6.00% 02/15/08	402,202
657,000	GTE SOUTH INC. 6.125% 06/15/07	660,068
		1,539,075	3.71
UTILITIES			4.67
ELECTRIC UTILITIES
240,000	CAROLINA POWER&LIGHT 6.80% 08/15/07	242,739
100,000	KENTUCKY UTILITIES 7.92% 05/15/07	101,223
		343,962	0.83
MULTI UTILITIES/POWR
125,000	BALT. GAS & ELEC 6.625% 03/15/08	127,153
75,000	BALTIMORE GAS & ELEC 7.50% 01/15/07	75,402
200,000	FLORIDA PWR & LT 6.00% 06/01/08	202,276
250,000	NORTHWESTERN CORP. 7.00% 08/15/23	250,625
175,000	PACIFICORP 6.375% 05/15/08	177,692
205,000	POTOMAC ELEC. POWER 5.875% 10/15/08	206,895
150,000	POTOMAC ELEC. POWER 6.25% 10/15/07	151,230
350,000	PUB SVC ELEC & GAS 6.25% 01/01/07	350,791
46,359	RELIANT ENER MID ATL 9.237% 07/02/17	51,343
		1,593,407	3.84
TOTAL CORPORATE BOND	(Cost: $11,848,698)	11,689,116	28.16

US GOVT SECURITIES
US GOVERNMENT AGENCY			0.47
200,000	FED HOME LOAN BANK 4.46% 10/28/09	196,483
		196,483	0.47
TOTAL US GOVT SECURITIES	(Cost: $200,000)	196,483	0.47

SHORT TERM INVESTMENTS
MONEY MARKET			18.00
3,861,835	UMB MONEY MARKET FIDUCIARY	3,861,835
		3,861,835	9.30
US TREASURY BILL
500,000	US TREASURY BILL 02/22/07	490,437
3,200,000	US TREASURY BILL 04/05/07	3,120,573
		3,611,010	8.70
TOTAL SHORT TERM INVESTMENTS	(Cost: $7,475,608)	7,472,845	18.00

TOTAL INVESTMENTS	(Cost: 35,831,763)	44,471,052	107.13

OTHER ASSETS LESS LIABILITIES		(2,958,785)	(7.13)

TOTAL NET ASSETS		41,512,267	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of September 30, 2006 (unaudited)

Pacific Advisors Growth Fund

Quantity or				% of
Principal	Description		Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY				0.51
HOME IMPROVEMENT
500	HOME DEPOT, INC.		18,135
			18,135	0.51
ENERGY				23.36
INTEGRATED OIL & GAS
1,000	BRITISH PETROLEUM		65,580
1,500	CONOCOPHILLIPS		89,295
1,000	MARATHON OIL CORP		76,900
1,000	OCCIDENTAL PETROLEUM		48,110
			279,885	7.90
OIL & GAS DRILLING
1,000	ENCANA		46,690
1,000	ULTRA PETROLEUM	*	48,110
			94,800	2.68
OIL & GAS EQUIP/SERV
1,500	CARBO CERAMICS INC.		54,045
1,000	FMC TECHNOLOGIES	*	53,700
5,000	MITCHAM INDUSTRIES INC.	*	52,850
			160,595	4.54
OIL & GAS EXPLR/PROD
2,000	APACHE CORP.		126,400
1,000	CHESAPEAKE ENERGY CORP.		28,980
1,000	XTO ENERGY INC.		42,130
			197,510	5.58
OIL&GAS REF/MKT/TRAN
3,000	KIRBY CORP.	*	93,990
			93,990	2.66
FINANCIALS				3.26
DIVERSIFIED BANKS
1,000	WACHOVIA CORP.		55,800
			55,800	1.58
REGIONAL BANKS
1,500	EAST WEST BANCORP, INC.		59,415
			59,415	1.68
HEALTH CARE				28.21
HEALTH CARE EQUIP
500	BECTON DICKINSON		35,335
3,000	ST. JUDE MEDICAL INC.	*	105,870
2,000	ZIMMER HOLDINGS INC.	*	135,000
			276,205	7.80
HEALTH CARE SERVICES
2,500	CAREMARK RX INC.		141,675
1,000	QUEST DIAGNOSTICS, INC.		61,160
			202,835	5.73
MANAGED HEALTH CARE
5,000	AMERICA SVC GROUP	*	65,050
2,000	UNITED HEALTH GROUP INC.		98,400
2,750	WELLPOINT	*	211,887
			375,337	10.60

Quantity or				% of
Principal	Description		Current $ Value **	Net Assets
PHARMACEUTICALS
1,200	JOHNSON & JOHNSON		77,928
3,100	NATURE’S SUNSHINE		32,395
1,200	PFIZER INC.		34,032
			144,355	4.08
INDUSTRIALS				16.33
AEROSPACE & DEFENSE
1,000	BOEING COMPANY		78,850
1,000	HONEYWELL INTERNATIONAL INC.		40,900
			119,750	3.38
BUILDING PRODUCTS
2,000	ELKCORP		54,300
			54,300	1.53
CONSTRUCTION & MACH
3,000	CHICAGO BRIDGE&IRON		72,180
			72,180	2.04
ELECTRONIC EQ MANUF
2,000	ITRON INC.	*	111,600
			111,600	3.15
INDUSTRIAL CONGLOMER
4,000	GENERAL ELECTRIC		141,200
1,000	TYCO INTERNATIONAL LTD.		27,990
			169,190	4.78
INDUSTRIAL MACHINERY
1,000	ITT INDUSTRIES		51,270
			51,270	1.45
INFORMATION TECHNOLOGY				7.08
APPLICATION SOFTWARE
2,000	INTERVOICE INC.	*	12,680
			12,680	0.36
COMMUNICATIONS EQUIP
2,500	CISCO SYSTEMS INC.	*	57,500
1,500	QUALCOMM INC.		54,525
			112,025	3.16
COMPUTER HARDWARE
200	INTL. BUSINESS MACHINES CORP.		16,388
			16,388	0.46
COMPUTER STORAGE/PER
1,500	SEAGATE TECHNOLOGY		34,635
			34,635	0.98
SEMICONDUCTORS
1,000	INTEL CORPORATION		20,570
			20,570	0.58
SYSTEMS: SOFTWARE
2,000	MICROSOFT		54,660
			54,660	1.54
MATERIALS				7.94
DIVERSIFD METAL/MNG
1,000	PHELPS DODGE CORP.		84,700
			84,700	2.39
FOREST PRODUCTS
1,000	LOUISIANA PACIFIC CORP.		18,770
			18,770	0.53

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
SPECIALTY CHEMICALS
3,000	LYONDELL CHEMICAL CO.	76,110
		76,110	2.15
STEEL
5,000	COMMERCIAL METALS CO.	101,650
		101,650	2.87
TELECOMMUNICATION SERVICES			1.98
INTG TELECOMM SRVCS
5,000	CITIZENS COMMUNICATIONS CO.	70,200
		70,200	1.98
TOTAL COMMON STOCK	(Cost: $2,784,059)	3,139,540	88.67

SHORT TERM INVESTMENTS
MONEY MARKET			8.62
305,190	UMB MONEY MARKET FIDUCIARY	305,190
		305,190	8.62
TOTAL SHORT TERM INVESTMENTS	(Cost: $305,190)	305,190	8.62

TOTAL INVESTMENTS	(Cost: $3,089,249)	3,444,730	97.29

OTHER ASSETS LESS LIABILITIES		96,011	2.71

TOTAL NET ASSETS		3,540,741.00	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of September 30, 2006 (unaudited)

Pacific Advisors Multi-Cap Value Fund

Quantity or				% of
Principal	Description		Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY				13.17
HOME FURNISHINGS
10,000	CRAFTMADE INTERNATIONAL INC.		171,300
			171,300	1.32
HOME IMPROVEMENT
10,500	HOME DEPOT, INC.		380,835
			380,835	2.94
INTERNET: RETAIL
9,000	E BAY	*	255,240
15,800	YAHOO	*	399,424
			654,664	5.06
MOVIES/ENTERTAINMENT
33,000	ACTIVISION INC.	*	498,300
			498,300	3.85
CONSUMER STAPLES				5.52
FOOD
13,500	UNITED NATURAL FOODS	*	418,365
			418,365	3.23
HYPERMKTS/SUPER CTRS
6,000	WAL-MART STORES INC.		295,920
			295,920	2.29
ENERGY				19.17
INTEGRATED OIL & GAS
6,000	CHEVRONTEXACO CORP		389,160
4,300	MARATHON OIL CORP		330,670
4,000	ROYAL DUTCH SHELL A		264,400
			984,230	7.61
OIL & GAS EQUIP/SERV
27,000	MITCHAM INDUSTRIES INC.	*	285,390
			285,390	2.21
OIL & GAS EXPLR/PROD
5,500	APACHE CORP.		347,600
13,300	CHESAPEAKE ENERGY CORP.		385,434
			733,034	5.67
OIL&GAS REF/MKT/TRAN
13,000	MARITRANS INC.		475,800
			475,800	3.68
FINANCIALS				14.92
DIVERSIFIED BANKS
8,006	BANK OF AMERICA		428,881
			428,881	3.31
DIVERSIFIED FINANCL
8,500	CITIGROUP INC.		422,195
			422,195	3.26
INVESTMENT BANK/BRKG
2,500	GOLDMAN SACHS GROUP INC		422,925
			422,925	3.27
MULTI LINE INSURANCE
5,000	AMERICAN INT’L GROUP INC.		331,300
			331,300	2.56

Quantity or				% of
Principal	Description		Current $ Value **	Net Assets
THRIFTS&MTG FINANCE
7,500	WASHINGTON MUTUAL		326,025
			326,025	2.52
HEALTH CARE				16.02
BIOTECHNOLOGY
5,500	AMGEN INC.	*	393,415
5,500	BIOGEN IDEC	*	245,740
			639,155	4.94
HEALTH CARE EQUIP
6,200	ZIMMER HOLDINGS INC.	*	418,500
			418,500	3.23
PHARMACEUTICALS
5,500	ENDO PHARMACEUTICALS	*	179,025
7,200	GLAXOSMITH KLINE		382,494
7,000	JOHNSON & JOHNSON		454,580
			1,016,099	7.85
INDUSTRIALS				9.33
AEROSPACE & DEFENSE
5,000	HONEYWELL INTERNATIONAL INC.		204,500
			204,500	1.58
BUILDING PRODUCTS
13,000	ELKCORP		352,950
			352,950	2.73
ELECTRICAL COMPON/EQ
37,000	GRAFTECH INTL. LTD	*	216,080
			216,080	1.67
INDUSTRIAL CONGLOMER
15,500	TYCO INTERNATIONAL LTD.		433,845
			433,845	3.35
INFORMATION TECHNOLOGY				17.50
COMMUNICATIONS EQUIP
15,000	CISCO SYSTEMS INC.	*	345,000
8,000	QUALCOMM INC.		290,800
			635,800	4.91
COMPUTER HARDWARE
17,000	DELL COMPUTER CORP.	*	388,280
			388,280	3.00
COMPUTER STORAGE/PER
32,500	EMC CORPORATION	*	389,350
			389,350	3.01
SEMICONDUCTORS
22,000	INTEL CORPORATION		452,540
			452,540	3.50
SYSTEMS: SOFTWARE
14,600	MICROSOFT		399,018
			399,018	3.08
TELECOMMUNICATION SERVICES				3.15
INTG TELECOMM SRVCS
12,500	AT&T, INC		407,000
			407,000	3.15
TOTAL COMMON STOCK	(Cost: $11,472,835)		12,782,281	98.78

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
SHORT TERM INVESTMENTS
MONEY MARKET			3.52
455,482	UMB MONEY MARKET FIDUCIARY	455,482
		455,482	3.52
TOTAL SHORT TERM INVESTMENTS	(Cost: $455,482)	455,482	3.52

TOTAL INVESTMENTS	(Cost: $11,928,317)	13,237,763	102.30

OTHER ASSETS LESS LIABILITIES		(297,064)	(2.30)

TOTAL NET ASSETS		12,940,699	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of September 30, 2006 (unaudited)

Pacific Advisors Small Cap Fund

Quantity or				% of
Principal	Description		Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY				12.17
APPAREL - RETAIL
115,000	ASHWORTH, INC.	*	787,750
			787,750	1.40
AUTO PARTS & EQUIP
265,000	AMERIGON INC.	*	2,279,000
			2,279,000	4.05
HOME FURNISHINGS
87,000	CRAFTMADE INTERNATIONAL INC.		1,490,310
			1,490,310	2.64
SPECIALTY STORES
110,000	CONNS INC.	*	2,295,700
			2,295,700	4.08
CONSUMER STAPLES				3.74
PERSONAL PRODUCTS
60,000	CHATTEM INC.	*	2,107,200
			2,107,200	3.74
ENERGY				22.33
OIL & GAS DRILLING
158,300	INFINITY ENERGY RESOURCES INC.	*	628,451
			628,451	1.12
OIL & GAS EQUIP/SERV
154,000	MATRIX SERVICE COMPANY	*	2,015,860
140,000	MITCHAM INDUSTRIES INC.	*	1,479,800
			3,495,660	6.21
OIL & GAS EXPLR/PROD
47,000	CHESAPEAKE ENERGY CORP.		1,362,060
34,000	DENBURY RES. INC.	*	982,600
140,000	QUEST RESOURCE INC.	*	1,243,200
			3,587,860	6.37
OIL&GAS REF/MKT/TRAN
85,000	KIRBY CORP.	*	2,663,050
60,000	MARITRANS INC.		2,196,000
			4,859,050	8.63
FINANCIALS				11.87
REGIONAL BANKS
34,000	EAST WEST BANCORP, INC.		1,346,740
81,731	NARA BANK NATIONAL ASSOC.		1,494,860
			2,841,600	5.04
SPECIALIZED FINANCE
60,000	EZCORP INC.	*	2,320,800
74,000	FIRST CASH FINANCIAL SERVICES, INC.	*	1,523,660
			3,844,460	6.83
HEALTH CARE				5.01
MANAGED HEALTH CARE
165,000	AMERICA SVC GROUP	*	2,146,650
115,000	UNITED AMERICAN HEALTH CARE	*	672,750
			2,819,400	5.01

Quantity or				% of
Principal	Description		Current $ Value **	Net Assets
INDUSTRIALS				32.87
BUILDING PRODUCTS
93,000	APOGEE ENTERPRISES, INC.		1,414,530
75,000	ELKCORP		2,036,250
			3,450,780	6.13
DIVERSIFIED COML SRV
195,500	DARLING INTERNATIONAL INC.	*	819,145
68,000	MOBILE MINI INC.	*	1,931,880
58,000	TEAM INC.	*	1,453,480
			4,204,505	7.46
ELECTRICAL COMPON/EQ
12,000	ENCORE WIRE CORP.	*	423,480
			423,480	0.75
ENVIROMENTAL SERVICE
110,000	AMERICAN ECOLOGY CORPORATION		2,171,400
80,000	TETRA TECH INC.	*	1,393,600
			3,565,000	6.33
RAILROADS & TRUCKING
100,000	FROZEN FOOD EXPRESSS INDUSTRIES INC.	*	759,000
116,000	RAILAMERICA INC.	*	1,266,720
45,000	SAIA INC.	*	1,467,000
82,000	US XPRESS ENTERPRISE	*	1,898,300
80,000	VITRAN CORPORATION, INC.	*	1,480,000
			6,871,020	12.20
INFORMATION TECHNOLOGY				3.97
APPLICATION SOFTWARE
210,000	INTERVOICE INC.	*	1,331,400
			1,331,400	2.36
SYSTEMS: SOFTWARE
70,000	TYLER TECHNOLOGIES	*	905,100
			905,100	1.61
MATERIALS				7.10
SPECIALTY CHEMICALS
245,000	TERRA INDUSTRIES INC.	*	1,888,950
			1,888,950	3.35
STEEL
104,000	COMMERCIAL METALS CO.		2,114,320
			2,114,320	3.75
TELECOMMUNICATION SERVICES				3.70
INTG TELECOMM SRVCS
240,000	PREMIER GLOBAL	*	2,083,200
			2,083,200	3.70
TOTAL COMMON STOCK	(Cost: $47,189,953)		57,874,196	102.76

TOTAL INVESTMENTS	(Cost: $47,189,953)		57,874,196	102.76

OTHER ASSETS LESS LIABILITIES			(1,555,535)	(2.76)

TOTAL NET ASSETS			56,318,661.00	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Item 2.            Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.            Exhibits.

(a)          Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act  (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
George A. Henning
Chairman, Pacific Advisors Fund Inc.

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
George A. Henning
Chief Executive Officer

Date:	November 21, 2006

By:	/s/ Barbara A. Kelley
Barbara A. Kelley
Chief Financial Officer

Date:	November 21, 2006